Volkswagen Auto Lease Trust 2019-A	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-31-19	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		11/18/2019
2	Payment Date		11/20/2019
3	Collection Period	8/31/2019	10/31/2019	62
4	Monthly Interest Period- Actual	10/4/2019	11/19/2019	47
5	Monthly Interest- Scheduled	10/4/2019	11/19/2019	46

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	235,000,000.00	235,000,000.00	—	64,648,334.66	170,351,665.34	0.7249007
7	Class A-2-A Notes	472,000,000.00	472,000,000.00	—	—	472,000,000.00	1.0000000
8	Class A-2-B Notes	60,000,000.00	60,000,000.00	—	—	60,000,000.00	1.0000000
9	Class A-3 Notes	435,000,000.00	435,000,000.00	—	—	435,000,000.00	1.0000000
10	Class A-4 Notes	98,000,000.00	98,000,000.00	—	—	98,000,000.00	1.0000000

11	Equals: Total Securities	$1,300,000,000.00	$1,300,000,000.00	$—	$64,648,334.66	$1,235,351,665.34

12	Overcollateralization	229,411,767.03	229,411,767.03			245,063,386.03

13	Total Securitization Value	$1,529,411,767.03	$1,529,411,767.03			$1,480,415,051.37

14	NPV Lease Payments Receivable	697,731,670.63	697,731,670.63			644,819,919.55
15	NPV Base Residual	831,680,096.40	831,680,096.40			835,595,131.82
16	Number of Leases	59,863	59,863			59,345

					Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	2.12835%	N/A	652,989.60	2.7786792	65,301,324.27	277.8779756
18	Class A-2-A Notes	2.00000%	N/A	1,206,222.22	2.5555556	1,206,222.22	2.5555556
19	Class A-2-B Notes	2.31679%	2.01679%	181,481.88	3.0246981	181,481.88	3.0246981
20	Class A-3 Notes	1.99000%	N/A	1,106,108.33	2.5427778	1,106,108.33	2.5427778
21	Class A-4 Notes	2.02000%	N/A	252,948.89	2.5811111	252,948.89	2.5811111

	Equals: Total Securities			3,399,750.93		68,048,085.60

C.	COLLECTIONS AND AVAILABLE FUNDS
22	Lease Payments Received	56,216,462.61
23	Pull Ahead Waived Payments	49,141.41
24	Sales Proceeds - Early Terminations	14,301,917.80
25	Sales Proceeds - Scheduled Terminations	13,700.00
26	Security Deposits for Terminated Accounts	7,500.00
27	Excess Wear and Tear Received	—
28	Excess Mileage Charges Received	9,189.83
29	Proceeds Received on Defaulted Leases and Other Recoveries	4,193.56

30	Subtotal: Total Collections	70,602,105.21

31	Repurchase Payments	—
32	Postmaturity Term Extension	—
33	Investment Earnings on Collection Account	—

34	Total Available Funds, prior to Servicer Advances	70,602,105.21

35	Servicer Advance	—

36	Total Available Funds	70,602,105.21

37	Reserve Account Draw	—

38	Available for Distribution	70,602,105.21

D.	DISTRIBUTIONS
39	Payment Date Advance Reimbursement (Item 80)		—
40	Servicing Fee (Servicing and Administrative Fees paid pro rata):
41	Servicing Fee Shortfall from Prior Periods		—
42	Servicing Fee Due in Current Period		2,549,019.61
43	Servicing Fee Shortfall		—
44	Administration Fee (Servicing and Administrative Fees paid pro rata):
45	Administration Fee Shortfall from Prior Periods		—
46	Administration Fee Due in Current Period		5,000.00
47	Administration Fee Shortfall		—
48	Interest Shortfall from Prior Periods
49	Interest Paid to Noteholders		3,399,750.93
50	First Priority Principal Distribution Amount		—
51	Amount Paid to Reserve Account to Reach Specified Balance		—
52	Subtotal: Remaining Available Funds	64,648,334.66
53	Regular Principal Distribution Amount	68,114,360.77
54	Regular Principal Paid to Noteholders (lesser of Item 52 and Item 53)		64,648,334.66
55	Amounts paid to indenture, owner, and origination trustee and asset representations reviewer		—

56	Remaining Available Funds		—

Volkswagen Auto Lease Trust 2019-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-31-19	PAGE 2

E.	CALCULATIONS
57	Calculation of First Priority Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,300,000,000.00
59	Less: Aggregate Securitization Value (End of Collection Period)		(1,480,415,051.37)

60	First Priority Principal Distribution Amount (not less than zero)		—

61	Calculation of Regular Principal Distribution Amount:
62	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,300,000,000.00
63	Less: Targeted Note Balance		(1,231,885,639.23)
64	Less: First Priority Principal Distribution Amount		—

65	Regular Principal Distribution Amount		68,114,360.77

66	Calculation of Targeted Note Balance:
67	Aggregate Securitization Value (End of Collection Period)		1,480,415,051.37
68	Less: Targeted Overcollateralization Amount (16.25% of Initial Securitization Value)		(248,529,412.14)

69	Targeted Note Balance		1,231,885,639.23

70	Calculation of Servicer Advance:
71	Available Funds, prior to Servicer Advances (Item 34)		70,602,105.21
72	Less: Payment Date Advance Reimbursement (Item 84)		—
73	Less: Servicing Fees Paid (Items 41, 42 and 43)		2,549,019.61
74	Less: Administration Fees Paid (Items 45, 46 and 47)		5,000.00
75	Less: Interest Paid to Noteholders (Item 49)		3,399,750.93
76	Less: 1st Priority Principal Distribution (Item 60)		—

77	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		64,648,334.66
78	Monthly Lease Payments Due on Included Units but not received (N/A if Item 78 > 0)		N/A

79	Servicer Advance (If Item 78 < 0, lesser of Item 79 and absolute value of Item 78, else 0)		—

80	Total Available Funds after Servicer Advance (Item 78 plus Item 79)		64,648,334.66

81	Reserve Account Draw Amount (If Item 80 is < 0, Lesser of the Reserve Account Balance and Item 80)		—

82	Reconciliation of Servicer Advance:
83	Beginning Balance of Servicer Advance		—
84	Payment Date Advance Reimbursement		—
85	Additional Payment Advances for current period		—

86	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
87	Reserve Account Balances:
88	Targeted Reserve Account Balance		3,823,529.42
89	Initial Reserve Account Balance		3,823,529.42
90	Beginning Reserve Account Balance		3,823,529.42
91	Plus: Net Investment Income for the Collection Period		5,176.75

92	Subtotal: Reserve Fund Available for Distribution		3,828,706.17
93	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 51)		—
94	Less: Reserve Account Draw Amount (Item 81)		—

95	Subtotal Reserve Account Balance		3,828,706.17
96	Less: Excess Reserve Account Funds to Transferor (If Item 95 > Item 88)		5,176.75

97	Equals: Ending Reserve Account Balance		3,823,529.42

98	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
99	Current Period Net Residual Losses:
100	Aggregate Securitization Value for Scheduled Terminated Units	1	9,484.21
101	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units		—
102	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
103	Less: Excess Wear and Tear Received		—
104	Less: Excess Mileage Received		—

105	Current Period Net Residual Losses/(Gains)	1	9,484.21

106	Cumulative Net Residual Losses:
107	Beginning Cumulative Net Residual Losses	—	—
108	Current Period Net Residual Losses (Item 105)	1	9,484.21

109	Ending Cumulative Net Residual Losses	1	9,484.21

110	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

Volkswagen Auto Lease Trust 2019-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-31-19	PAGE 3

G.	POOL STATISTICS
				Initial	Current
111	Collateral Pool Balance Data
112	Aggregate Securitization Value			1,529,411,767	1,480,415,051
113	Aggregate Base Residual Value			992,284,336	984,541,304
114	Number of Current Contracts			59,863	59,345
115	Weighted Average Lease Rate			3.59%	3.59%
116	Average Remaining Term			26.7	24.6
117	Average Original Term			39.1	39.1
118	Proportion of Base Prepayment Assumption Realized				324.05%
119	Actual Monthly Prepayment Speed				0.73%
120	Turn-in Ratio on Scheduled Terminations				100.00%

		Sales Proceeds	Units	Book Amount	Securitization Value
121	Pool Balance - Beginning of Period		59,863	1,870,432,723	1,529,411,767
122	Depreciation/Payments			(46,370,964)	(36,695,040)
123	Gross Credit Losses		(9)	(254,820)	(221,277)
124	Early Terminations - Purchased by Customer		(84)	(2,456,957)	(2,026,541)
125	Early Terminations - Sold at Auction		(50)	(1,319,719)	(1,042,336)
126	Early Terminations - Purchased by Dealer		(361)	(10,520,816)	(8,684,460)
127	Early Terminations - Lease Pull Aheads		(13)	(385,858)	(317,577)
128	Scheduled Terminations - Purchased by Customer	—	—	—	—
129	Scheduled Terminations - Sold at Auction	—	—	—	—
130	Scheduled Terminations - Purchased by Dealer	13,700	(1)	(12,939)	(9,484)

131	Pool Balance - End of Period		59,345	1,809,110,649	1,480,415,051

			Units	Securitization Value	Percentage
132	Delinquencies Aging Profile - End of Period
133	Current		59,009	1,471,850,186	99.42%
134	31 - 60 Days Delinquent		289	7,257,982	0.49%
135	61 - 90 Days Delinquent		46	1,263,033	0.09%
136	91+ Days Delinquent		1	43,851	0.00%

137	Total		59,345	1,480,415,051	100.00%

138	Delinquency Trigger
139	Delinquency Percentage (61 - Day Delinquent Receivables)				0.09%
140	Delinquency Trigger occurred in this collection Period?				No

				Units	Amounts
141	Credit Losses:
142	Aggregate Securitization Value on charged-off units			9	221,277
143	Aggregate Liquidation Proceeds on charged-off units				(189,810)
144	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
145	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
146	Recoveries on charged-off units				(4,194)

147	Current Period Aggregate Net Credit Losses/(Gains)			9	27,273

148	Cumulative Net Credit Losses:
149	Beginning Cumulative Net Credit Losses			—	—
150	Current Period Net Credit Losses (Item 147)			—	—

151	Ending Cumulative Net Credit Losses			—	—

152	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.00%

					Units
153	Aging of Scheduled Maturies Not Sold
154	0 - 60 Days since Contract Maturity				—
155	61 - 120 Days since Contract Maturity				—
156	121+ Days since Contract Maturity				—

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month

VW CREDIT, INC., as Servicer